Aircraft and transportation service expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Aircraft and Transportation Service Expenses

	2017	2016	2015
	RMB million	RMB million	RMB million
Landing and navigation fees	14,910	13,109	11,510
Ground service and other charges	8,025	7,106	6,398

	22,935	20,215	17,908